Statements of Cash Flows	12 Months Ended
Dec. 31, 2021
Disclosure Of Cash Flow Statement [Abstract]
Statements of Cash Flows	Statements of Cash Flows
(1)Cash generated from operations for the years ended December 31, 2021, 2020 and 2019 are as follows:

	2021	2020	2019
	(In millions of Korean won)
Profit for the year	₩ 65,880	₩ 62,556	₩ 39,730
Depreciation expense	4,570	3,783	2,748
Amortization expense	1,748	1,137	905
Bad debt expenses	933	713	281
Unrealized foreign currency loss	211	682	267
Interest expense	115	186	277
Loss on disposal of property and equipment	57	—	—
Impairment loss on intangible assets	281	115	52
Impairment loss on other non-current assets	1,087	1,456	434
Post-employment benefit expense (Reversal of allowance for retirement benefit)	23	62	(4)
Income tax expense	33,421	25,455	11,526
Unrealized foreign currency gain	(134)	(321)	(119)
Interest income	(1,383)	(1,088)	(1,626)
Gain on disposal of property and equipment	(7)	—	(3)
Reversal of allowance for doubtful accounts	(132)	(50)	(34)
Gain on disposal of intangible assets	—	—	(1)
Others	(214)	—	—
Change in accounts receivables	5,530	(29,116)	30,143
Change in other receivables	(1,082)	60	232
Change in prepaid expenses	(3,296)	(2,134)	1,981
Change in prepayment	2,165	(2,755)	(204)
Change in other current assets	243	622	(556)
Change in other non-current assets	144	2,255	(1,860)
Change in accounts payables	(8,512)	15,510	(37,145)
Change in deferred revenue	1,185	3,332	(9,631)
Change in withholdings	686	1,218	(397)
Change in accrued expenses	118	181	140
Change in other current liabilities	34	(1,256)	113
Change in other non-current liabilities	(99)	(868)	(463)
Change in advance receipt	—	—	434
Total	₩ 103,572	₩ 81,735	₩ 37,220
(2)Significant non-cash transactions for the years ended December 31, 2021, 2020 and 2019 are as follows:

	2021	2020	2019
	(In millions of Korean won)
Reclassification of prepayment to intangible assets	₩ 219	₩ 72	₩ 120
Increase of accounts payables relating to the acquisition of software	667	1,144	33
Acquisitions of right-of-use assets	6,055	3,784	2,637
(3)Changes in liabilities arising from financing activities for the year ended December 31, 2021 and 2020 are as follows:

	2021	2020
	(In millions of Korean won)
Beginning of the year	₩ 5,900	₩ 4,994
Cash flows used in financing activities – Payment of lease liabilities	(3,648)	(2,893)
Cash flows from operating activities – Interest paid	(111)	(186)
Non-cash transactions
Acquisitions – leases	6,055	3,784
Interest expense	111	186
Early termination of leases	—	(14)
Translation difference	423	29
Ending of the year	₩ 8,730	₩ 5,900